Notes Payable, Related Parties (Details)	Jun. 30, 2020 USD ($)
2020 (remainder of year)	$ 270,000
2021	540,000
2022	540,000
2023	540,000
2024	135,000
Total	2,025,000
Goedeker [Member]
2020 (remainder of year)	1,068,243
2021	795,639
2022	869,700
2023	950,655
2024	246,056
Total	3,930,293
Less: loan costs	(159,791)
Discounts	(354,276)
Maturities of lease liabilities	$ 3,416,226